Net Income (Loss) per Share - Antidilutive Net Income Per Share (Details)		12 Months Ended
	Jul. 13, 2022 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share		1,048,395	322,821	327,901
Class B ordinary shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion ratio	1
Shares issued	0	0	8,315,000
Shares outstanding	0	0	8,315,000
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share		934,088	281,566	224,528
Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share		114,307	41,255	103,373